Note 11 - Reserves - Movements in Options (Details)													12 Months Ended
	Jun. 12, 2026	Jan. 07, 2026	Sep. 17, 2025	Aug. 22, 2025	Jul. 21, 2025	Jul. 17, 2025	Mar. 14, 2025	Jan. 30, 2025	Jan. 22, 2025	Aug. 31, 2024	Aug. 01, 2024	Apr. 22, 2024	Jun. 30, 2026 AUD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)
Statement Line Items [Line Items]
Balance													2,683,471,567	3,250,009,092
Expired during the year		(91,392,720)	(35,000,000)							(1,935,759,704)	(12,000,000)
Options exercised during the year				(1,283,942)	(95,238)	(79,999,800)	(161)	(6,333,333)	(95,238)			(7,097,419)
Consolidation	(3,113,312,953)
Balance													66,177,114	2,683,471,567	3,250,009,092
Ordinary shares [member]
Statement Line Items [Line Items]
Balance													2,683,471,567	3,250,009,092	170,042,720
Balance													$ 5,342,304	$ 4,806,203	$ 3,972,475
Options issued during the year (2026: pre-consolidation)													701,150,200	1,392,300,911	3,092,563,791
Options issued during the year (2026: pre-consolidation)													$ 0	$ 0	$ 0
Expired during the year													(126,392,720)	(1,947,759,704)	0
Expired during the year													$ (3,705,344)	$ (326,544)	$ 0
Forfeited during the year (2026: pre-consolidation)													0	(4,650,000)	(5,500,000)
Forfeited during the year (2026: pre-consolidation)													$ 0	$ (93,735)	$ (93,222)
Options exercised during the year													(81,378,980)	(6,428,732)	0
Options exercised during the year													$ (296,269)	$ (23,540)	$ 0
Consolidation													(3,113,312,953)	0	0
Options issued during the year (2026: post-consolidation)													3,000,000	0	0
Forfeited during the year (2026: post-consolidation)													(360,000)	0	0
Shares to be issued													$ 3,006	$ 0	$ 45,000
Share based payment expense													$ 4,493,021	$ 979,920	$ 881,950
Balance													66,177,114	2,683,471,567	3,250,009,092
Balance													$ 5,836,718	$ 5,342,304	$ 4,806,203